COLT 2021-3 ABS-15G

Exhibit 99.8

Loan Level Exceptions
Run Date - XX/XX/XXXX
Recovco ID		Loan #1	Loan #2	Project Name	Initial Overall Grade	Final Overall Grade	Initial Credit	Initial Value	Initial Compliance	Final Credit	Final Value	Final Compliance	Grade 3 Exceptions (Conditions / Curable)	Grade 2 Exceptions (Warnings)	Grade 1 Exceptions (Notices / Informational)	Resolved Exceptions	Waived Exceptions
	Deal ID
1BMBZNMSAXJ	100457	XXXXXXXX		LoanStream Non QM May 2021 FLOW_USE THIS ONE	3	1	3	1	1	1	1	1				*** (CURED) Transmittal (1008) is Missing - EV R COMMENT: The loan file is missing the 1008.
QSQOGKFJA4D	100458	XXXXXXXX		LoanStream Non QM May 2021 FLOW_USE THIS ONE	3	1	3	1	1	1	1	1				*** (CURED) Transmittal (1008) is Missing - EV R COMMENT: Missing 1008
G1T4UXIT42R	100614	XXXXXXXX	5th Street July QM and NonQM Securitization	3	1	3	1	1	1	1	1	*** (CURED) Title issue - EV R
																COMMENT: The Preliminary Title work, page 386, is missing mortgagee coverage amount. Please provide a copy of the Final Title Policy with mortgagee coverage not less than $XXX for review.
DW2F3S5HPLC	100497	XXXXXXXX	LoanStream Non QM May 2021 FLOW_USE THIS ONE	3	1	3	1	2	1	1	1	*** (CURED) Missing TRID RESPA Disclosures - EV R
COMMENT:   The Title-eRecording & Service Fee  was included in Section B of the CD issued on XX/XX/XXXX.  However, the fee should have been entered under Section C.

*** (CURED) Transmittal (1008) is Missing - EV R
																COMMENT: Missing Underwriter approval summary.
HTGEM0CJ4AJ	100421	XXXXXXXX		LoanStream DSCR May 2021 FLOW	3	1	1	3	1	1	1	1				*** (CURED) Missing flood cert - EV R COMMENT: The flood cert is missing.
E3QDEK2TMKU	100459	XXXXXXXX	LoanStream Non QM May 2021 FLOW_USE THIS ONE	3	1	1	1	3	1	1	1	*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
																COMMENT: This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ). The initial CD is missing from the loan file. The only CD provided was issued XX/XX/XXXX and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date, XX/XX/XXXX. If disclosure was delivered electronically, the E-consent is required as well.
0VTBRFWDTYO	100413	XXXXXXXX	LoanStream Non QM May 2021 FLOW_USE THIS ONE	3	1	1	1	3	1	1	1	*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
																COMMENT: The initial CD is missing from the loan file. The only CD provided was issued XX/XX/XXXX and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date, XX/XX/XXXX. If disclosure was delivered electronically, the E-consent is required as well.
NQOO2Z3LGIY	100595	XXXXXXXX	5th Street July QM and NonQM Securitization	3	2	3	1	2	2	1	2	*** (OPEN) ComplianceEase TRID Tolerance Test Failed #2 - EV 2
COMMENT:   Loan is higher priced and it meets the Escrow and Appraisal requirements.

*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
														COMMENT: FICO of 635 is less than mimum required of 680 for cashout refiance. Lender approved exception prior to closing with compensating factors of low LTV, 6 months reserves, and years on job.		*** (CURED) Missing Documentation - EV R COMMENT: Documentation to support the property located at XXX listed in the REO section of the 1003 is missing from the file.
I00013BCR0G	100502	XXXXXXXX	LoanStream DSCR May 2021 FLOW	3	1	3	1	1	1	1	1	*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R
COMMENT:   The final HUD is missing

*** (CURED) Missing required 1-4 family rider - EV R
COMMENT:   The 1-4 Family RIder is missing

*** (CURED) Mortgage missing / unexecuted - EV R
COMMENT:   The file is missing the Mortgage/Deed of Trust

*** (CURED) Mortgage Riders incomplete / inaccurate - EV R
COMMENT:   Missing the prepayment Rider. Duplicate

*** (CURED) Note is missing or unexecuted - EV R
COMMENT:   The file is missing the Note.

*** (CURED) Prepayment Rider Missing - EV R
																COMMENT: Missing the prepayment Rider.
11TEFAKSBMZ	100607	XXXXXXXX	5th Street July QM and NonQM Securitization	3	2	2	1	3	2	1	1	*** (OPEN) Credit score does not meet guidelines - EV 2
COMMENT:   Minimum Fico Score for 65% LTV is 680 - Subject is 679 (1 point variance).

*** (OPEN) LTV Exception =>10% - EV 3
COMMENT:   Subject loan is 75% cash out refinance with a 679 FICO score, guidelines for LTV with income based on 24-month bank statement cash-out loans allow for a maximum 65% LTV on primary residence with a minimum 680 FICO score.
Subject FICO of 679 does not meet minimum required for loan type per guidelines.	*** (CURED) ComplianceEase TRID Tolerance Test Failed #2 - EV R
																COMMENT: The loan is an HPML. Evidence that a copy of a written appraisal with interior photos and performed by a certified appraiser was provided to the consumer is missing. Per Regulation, a creditor shall provide to the consumer a copy of any written appraisal performed in connection with a HPML. The defect can be resolved by providing evidence that shows the consumer received a copy of the appraisal report.
CLNEEBIOC5X	100455	XXXXXXXX	LoanStream Non QM May 2021 FLOW_USE THIS ONE	3	1	1	1	3	1	1	1	*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
																COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The addition to the Appraisal Re-Inspection Fee on XX/XX/XXXX was not accepted. Although the addition appears to be valid, because a COC was not provided, auditor is unable to determine if the revised disclosure was provided within 3 business days of the change. A cost to cure in the amount of $150.00 is required. The defect can be cured by reimbursing the consumer or by providing a date for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).
44ASHI4JPFN	100495	XXXXXXXX	LoanStream DSCR May 2021 FLOW	3	1	3	1	1	1	1	1	*** (CURED) Borrower(s) Hazard Insurance Requirements (Fail) - EV R
COMMENT:   The HOI located on page 447 reflects coverage of$XXX.  The file does not include a RCE to determine the rebuild cost.  The appraisal located on page 77 reflects the cost new as $XXX The coverage does not cover the loan amount of$XXX

*** (CURED) Final 1003 is Missing - EV R
																COMMENT: Missing final 1003
M4UXLSCKXBX	100425	XXXXXXXX		LoanStream DSCR May 2021 FLOW	3	1	3	1	1	1	1	1				*** (CURED) Application Missing - EV R COMMENT: The final loan application is missing.
UUVRZEXH0DI	100594	XXXXXXXX	5th Street July QM and NonQM Securitization	2	2	2	1	1	2	1	1	*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
														COMMENT: Credit score of 666 is below minimum of 680 required for cashout refinance. Lender approved exception prior to closing with Compensating factors of Low LTV, 6 months reserves, and 0x30 housing history.
DG2JIYXH1M5	100420	XXXXXXXX		LoanStream Non QM May 2021 FLOW_USE THIS ONE	2	2	1	2	1	1	2	1		*** (OPEN) Property value and predominant value vary by more than 50% - EV 2
5ZJH0MGXZDJ	100599	XXXXXXXX		5th Street July QM and NonQM Securitization	2	2	2	1	1	2	1	1		*** (OPEN) Original LTV (OLTV) does not meet eligibility requirement(s) - EV 2 COMMENT: The program guidelines require a fico score of 700 for LTV of 80.00%. The borrowers fico is 685 with an 80% LTV.
KM4JGBI53RN	100597	XXXXXXXX	5th Street July QM and NonQM Securitization	2	2	2	1	1	2	1	1	*** (OPEN) Original CLTV does not meet eligibility requirement(s) - EV 2
COMMENT:   LTV of 85% exceeds maximum permitted of 75% per guidelines.  Lender approved excepiton prior to closing using compensating factors of 12+ months reserves and housing history of 0x30

*** (OPEN) Original LTV (OLTV) does not meet eligibility requirement(s) - EV 2
														COMMENT: LTV of 85% exceeds maximum permitted of 75% per guidelines. Lender approved excepiton prior to closing using compensating factors of 12+ months reserves and housing history of 0x30
HPIZG2BVMZE	100598	XXXXXXXX	5th Street July QM and NonQM Securitization	2	2	2	1	1	2	1	1	*** (OPEN) Original CLTV does not meet eligibility requirement(s) - EV 2
COMMENT:   LTV of 74.51% exceeds maximum permitted per guidelines of 65%.  Lender approved exception prior to closing with compensating factors of 0x30 housing history, years on job, and years in home.

*** (OPEN) Original LTV (OLTV) does not meet eligibility requirement(s) - EV 2
														COMMENT: LTV of 74.51% exceeds maximum permitted per guidelines of 65%. Lender approved exception prior to closing with compensating factors of 0x30 housing history, years on job, and years in home.
MSJWVDFGGJ2	100613	XXXXXXXX	5th Street July QM and NonQM Securitization	2	2	2	1	1	2	1	1	*** (OPEN) LTV Exception =>10% - EV 2
														COMMENT: Client approved exception request and form provided: LTV at 85% with 667 FICO however, guidelines indicate primary residence bank statement loans in the amount of $1,020,000 with a FICO score of 667 have a max LTV of 65%. Subject exceeds maximum LTV tolerance by 20%. Exception received dated 6/13/2021 for LTVat 85% with credit score of 667.
3HZK0LSFHMD	100606	XXXXXXXX	5th Street July QM and NonQM Securitization	2	2	2	1	1	2	1	1	*** (OPEN) Loan does not conform to program guidelines - EV 2
COMMENT:   Program guidelines require the 2nd lien to be through an institution.  The 2nd lien on the subject closing simultaneously is a seller held second mortgage.

*** (OPEN) Original LTV (OLTV) does not meet eligibility requirement(s) - EV 2
														COMMENT: The program allows for LTV max of 80% with a credit score of 700. The borrowers credit score is 686.
HNHEHN3SKVZ	100611	XXXXXXXX	5th Street July QM and NonQM Securitization	2	2	1	1	1	2	1	1	*** (OPEN) Loan amount exceeds guideline maximum - EV 2
COMMENT:   - Loan amount exceeds maximum guideline tolerance. Subject loan $XXX maximum tolerance per guidelines $1,500,000.00

*** (OPEN) LTV Exception 5% or Less - EV 2
														COMMENT: 5% LTV variance - LTV max per guidelines is 65%, subject is 70% (client approved 5% variance to guidelines).
2B1ZIXLBL51	100596	XXXXXXXX		5th Street July QM and NonQM Securitization	2	2	1	1	2	1	1	2		*** (OPEN) ComplianceEase TRID Tolerance Test Failed #2 - EV 2 COMMENT: The loan is an HPML and it meets the Escrow and Appraisal Requirements.
HTREPKSEBS4	100603	XXXXXXXX		5th Street July QM and NonQM Securitization	2	2	1	1	2	1	1	2		*** (OPEN) ComplianceEase TRID Tolerance Test Failed #2 - EV 2 COMMENT: The loan is an HPML and it meets the Escrow and Appraisal Requirements.
ZB0KU443IY1	100608	XXXXXXXX		5th Street July QM and NonQM Securitization	2	2	1	1	2	1	1	2		*** (OPEN) ComplianceEase TRID Tolerance Test Failed #2 - EV 2 COMMENT: The loan is an HPML and it meets the Escrow and Appraisal Requirements.
H4SH0ESS2NP	100602	XXXXXXXX	5th Street July QM and NonQM Securitization	2	2	2	1	1	2	1	1	*** (OPEN) Cash reserves less than required by guidelines - EV 2
														COMMENT: Loan file contained an a Exception request, approved to allow 5 months reserves. Per guidelines require borrower to have 6 months reserves.
M5XUWUE5LXI	100406	XXXXXXXX		LoanStream DSCR May 2021 FLOW	1	1	1	1	1	1	1	1
IQY1VRCHWZP	100407	XXXXXXXX		LoanStream Non QM May 2021 FLOW_USE THIS ONE	1	1	1	1	1	1	1	1
IP0NWAB4M2P	100408	XXXXXXXX		LoanStream DSCR May 2021 FLOW	1	1	1	1	1	1	1	1
MDVRYDFXL4Y	100411	XXXXXXXX		LoanStream DSCR May 2021 FLOW	1	1	1	1	1	1	1	1
D4LY4H4PSOP	100412	XXXXXXXX		LoanStream DSCR May 2021 FLOW	1	1	1	1	1	1	1	1
QJVFLRNBIMI	100422	XXXXXXXX		LoanStream DSCR May 2021 FLOW	1	1	1	1	1	1	1	1
3BIPY0PIUSO	100423	XXXXXXXX		LoanStream Non QM May 2021 FLOW_USE THIS ONE	1	1	1	1	1	1	1	1
R40EUMIKT4M	100426	XXXXXXXX		LoanStream Non QM May 2021 FLOW_USE THIS ONE	1	1	1	1	1	1	1	1
Y5NA40S23AU	100427	XXXXXXXX		LoanStream DSCR May 2021 FLOW	1	1	1	1	1	1	1	1
UO4LGMSWO5B	100444	XXXXXXXX		LoanStream Non QM May 2021 FLOW_USE THIS ONE	1	1				1	1	1
YMY510WI3SW	100445	XXXXXXXX		LoanStream DSCR May 2021 FLOW	1	1	1	1	1	1	1	1
I2TFCY0C01Z	100446	XXXXXXXX		LoanStream DSCR May 2021 FLOW	1	1	1	1	1	1	1	1
ZMKUP4M1JW3	100447	XXXXXXXX		LoanStream Non QM May 2021 FLOW_USE THIS ONE	1	1	1	1	1	1	1	1
J1XB5SLUYCN	100448	XXXXXXXX		LoanStream Non QM May 2021 FLOW_USE THIS ONE	1	1	1	1	1	1	1	1
5EOEFWGVNIK	100449	XXXXXXXX		LoanStream DSCR May 2021 FLOW	1	1	1	1	1	1	1	1
4ZD3A3RVDCU	100450	XXXXXXXX		LoanStream DSCR May 2021 FLOW	1	1	1	1	1	1	1	1
PSGPUT2VRDC	100451	XXXXXXXX		LoanStream DSCR May 2021 FLOW	1	1	1	1	1	1	1	1
CKMECIYSBES	100452	XXXXXXXX		LoanStream DSCR May 2021 FLOW	1	1	1	1	1	1	1	1
D3H1UVXNAUC	100453	XXXXXXXX		LoanStream Non QM May 2021 FLOW_USE THIS ONE	1	1	1	1	1	1	1	1
2B3EJFXJM3R	100454	XXXXXXXX		LoanStream DSCR May 2021 FLOW	1	1	1	1	1	1	1	1
F1GQKCFR0MI	100456	XXXXXXXX		LoanStream DSCR May 2021 FLOW	1	1	1	1	1	1	1	1
XRYDQ0M3M0S	100494	XXXXXXXX		LoanStream DSCR May 2021 FLOW	1	1	1	1	1	1	1	1
4FR1TTAW5LC	100496	XXXXXXXX		LoanStream Non QM May 2021 FLOW_USE THIS ONE	1	1	1	1	1	1	1	1
FVKT3V1FLHJ	100498	XXXXXXXX		LoanStream DSCR May 2021 FLOW	1	1	1	1	1	1	1	1
FH2NK3PJAC3	100499	XXXXXXXX		LoanStream DSCR May 2021 FLOW	1	1	1	1	1	1	1	1
4BS141Z1XI4	100500	XXXXXXXX		LoanStream DSCR May 2021 FLOW	1	1	1	1	1	1	1	1
IXIHN0XOEBR	100501	XXXXXXXX		LoanStream Non QM May 2021 FLOW_USE THIS ONE	1	1	1	1	1	1	1	1
0F0WIDZ3ZNP	100600	XXXXXXXX		5th Street July QM and NonQM Securitization	1	1	1	1	1	1	1	1
XXSQPPUPHKA	100601	XXXXXXXX		5th Street July DSCR Securitization	1	1	1	1	1	1	1	1
DRUUGK1DQIL	100604	XXXXXXXX		5th Street July QM and NonQM Securitization	1	1	1	1	1	1	1	1
EI0CKVWQWKG	100610	XXXXXXXX		5th Street July QM and NonQM Securitization	1	1	1	1	1	1	1	1
JOUJTIWTZT3	100612	XXXXXXXX		5th Street July QM and NonQM Securitization	1	1	1	1	1	1	1	1
BDK5OOHVMR5	100428	XXXXXXXX		LoanStream Non QM May 2021 FLOW_USE THIS ONE	1	1	1	1	1	1	1	1
315TBURSLDY	100424	XXXXXXXX		LoanStream Non QM May 2021 FLOW_USE THIS ONE	1	1	1	1	1	1	1	1
WMTSHYNH1ZF	100605	XXXXXXXX		5th Street July QM and NonQM Securitization	1	1	1	1	1	1	1	1
JVX1CABZBWF	100609	XXXXXXXX		5th Street July DSCR Securitization	1	1	1	1	1	1	1	1